Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides the information required for our principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 along with the financial information required to be disclosed for each fiscal year:

Year (1)(2)(3)(4)	Summary Compensation Table Total for PEO $	Summary Compensation Table Total for Former PEO $	Summary Compensation Table Total for Interim PEO $	Compensation Actually Paid to PEO(5)(6) $	Compensation Actually Paid to Former PEO(5)(6) $	Compensation Actually Paid to Interim PEO(5)(6) $	Average Summary Compensation Table Total for non-PEO NEOs $	Average Compensation Actually Paid to non-PEO NEOs(5)(6) $	Year-end value of $100 invested on December 31, 2019 in:		Net Income (Loss) (in millions) $	Revenue (in millions) $
									ANIP $	Peer Group(7) $
2023	8,078,353	—	—	15,160,494	—	—	2,082,118	3,244,810	89.41	91.86	18.8	486.8
2022	5,112,087	—	—	4,452,988	—	—	1,535,136	1,389,338	65.23	94.77	(47.9)	316.4
2021	6,541,060	—	—	10,473,389	—	—	1,927,619	2,846,757	74.72	139.98	(42.6)	216.1
2020	3,715,036	857,814	962,213	3,830,533	(2,920,400)	627,223	2,429,358	689,160	47.09	144.89	(22.5)	208.5

Named Executive Officers, Footnote	The PEO in each reporting year is our current Chief Executive Officer, Nikhil Lalwani.
(2)    The Former PEO in 2020 is Arthur Przybyl. Mr. Przybyl served as Chief Executive Officer through May 10, 2020.
(3)    The Interim PEO in 2020 is Patrick Walsh. Mr. Walsh served as Interim Chief Executive Officer from May 11, 2020 until September 8, 2020 when Mr. Lalwani commenced employment as Chief Executive Officer.
(4)    Our non-PEO NEOs includes the following executives by year:
a.2023: Stephen P. Carey, Chad Gassert, Ori Gutwerg, Christopher K. Mutz
b.2022: Stephen P. Carey, James G. Marken, Ori Gutwerg, Christopher K. Mutz
c.2021: Stephen P. Carey, James G. Marken, Ori Gutwerg, Christopher K. Mutz
d.2020: Stephen P. Carey, James G. Marken, Robert W. Schrepfer

Peer Group Issuers, Footnote	(7) The Peer Group is the S&P 600 Pharmaceuticals, Biotechnology and Life Sciences Index.
Adjustment To PEO Compensation, Footnote
(5)    Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)	Former PEO ($)	Interim PEO ($)
Total Compensation from SCT	$8,078,353	$5,112,087	$6,541,060	$3,715,036	$857,814	$962,213
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(5,756,142)	(3,806,102)	(4,369,205)	(3,305,805)	—	(679,308)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	8,659,248	5,366,964	6,289,690	3,421,302	—	268,765
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—	205,508
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	3,071,536	(1,231,665)	2,092,579	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	1,107,499	(988,296)	(80,735)	—	(3,778,214)	(129,955)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$15,160,494	$4,452,988	$10,473,389	$3,830,533	$(2,920,400)	$627,223

	2023	2022	2021	2020
	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)
Total Compensation from SCT	$2,082,118	$1,535,136	$1,927,619	$2,429,358
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(1,151,185)	(881,234)	(1,147,142)	(1,637,904)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,731,772	1,242,624	1,739,550	1,007,514
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	543,087	(256,115)	295,425	(785,997)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	39,018	(251,073)	31,305	(323,811)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Compensation Actually Paid (as calculated)	$3,244,810	$1,389,338	$2,846,757	$689,160
All equity valuations for each covered fiscal year are calculated in accordance with the provisions of ASC Topic 718. See Note 13 to our audited consolidated financial statements appearing in our 2023 Annual Report on Form 10-K for assumptions underlying the valuations of equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,082,118	$ 1,535,136	$ 1,927,619	$ 2,429,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,244,810	1,389,338	2,846,757	689,160
Adjustment to Non-PEO NEO Compensation Footnote
(5)    Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2023	2022	2021	2020
	PEO ($)	PEO ($)	PEO ($)	PEO ($)	Former PEO ($)	Interim PEO ($)
Total Compensation from SCT	$8,078,353	$5,112,087	$6,541,060	$3,715,036	$857,814	$962,213
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(5,756,142)	(3,806,102)	(4,369,205)	(3,305,805)	—	(679,308)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	8,659,248	5,366,964	6,289,690	3,421,302	—	268,765
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—	205,508
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	3,071,536	(1,231,665)	2,092,579	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	1,107,499	(988,296)	(80,735)	—	(3,778,214)	(129,955)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$15,160,494	$4,452,988	$10,473,389	$3,830,533	$(2,920,400)	$627,223

	2023	2022	2021	2020
	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)
Total Compensation from SCT	$2,082,118	$1,535,136	$1,927,619	$2,429,358
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(1,151,185)	(881,234)	(1,147,142)	(1,637,904)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,731,772	1,242,624	1,739,550	1,007,514
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	543,087	(256,115)	295,425	(785,997)
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	39,018	(251,073)	31,305	(323,811)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—
Compensation Actually Paid (as calculated)	$3,244,810	$1,389,338	$2,846,757	$689,160
All equity valuations for each covered fiscal year are calculated in accordance with the provisions of ASC Topic 718. See Note 13 to our audited consolidated financial statements appearing in our 2023 Annual Report on Form 10-K for assumptions underlying the valuations of equity awards.

Equity Valuation Assumption Difference, Footnote
(6)    CAP for 2020, 2021, and/or 2022 as reflected in last year's disclosure has been adjusted to incorporate updated valuation assumptions and/or corrected vesting dates for certain equity award tranches.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

	2019	2020	2021	2022	2023
PEO CAP	—	$3,831	$10,473	$4,453	$15,160
Average non-PEO NEO CAP	—	$689	$2,847	$1,389	$3,245
ANIP value of $100 Invested 12/31/19	$100.00	$47.09	$74.72	$65.23	$89.41
Peer Group value of $100 Invested 12/31/19	$100.00	$144.89	$139.98	$94.77	$91.86
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022 and 2023, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022 and 2023. These values have been omitted from the chart above for ease of readability.

Compensation Actually Paid vs. Net Income
CAP and Company Net Income

	2020	2021	2022	2023
PEO CAP	$3,831	$10,473	$4,453	$15,160
Average non-PEO NEO CAP	$689	$2,847	$1,389	$3,245
Net Income ($Mil.)	$(23)	$(43)	$(48)	$19
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022 and 2023, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022 and 2023. These values have been omitted from the chart above for ease of readability.

Compensation Actually Paid vs. Company Selected Measure
CAP and Company Revenue

	2020	2021	2022	2023
PEO CAP	$3,831	$10,473	$4,453	$15,160
Average non-PEO NEO CAP	$689	$2,847	$1,389	$3,245
Revenue ($Mil.)	$208	$216	$316	$487
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022 and 2023, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022 and 2023. These values have been omitted from the chart above for ease of readability.

Total Shareholder Return Vs Peer Group
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

	2019	2020	2021	2022	2023
PEO CAP	—	$3,831	$10,473	$4,453	$15,160
Average non-PEO NEO CAP	—	$689	$2,847	$1,389	$3,245
ANIP value of $100 Invested 12/31/19	$100.00	$47.09	$74.72	$65.23	$89.41
Peer Group value of $100 Invested 12/31/19	$100.00	$144.89	$139.98	$94.77	$91.86
In thousands, CAP for our Former PEO was $(2,920) in 2020 and $0 in each of 2021, 2022 and 2023, and CAP for our Interim PEO was $627 in 2020 and $0 in each of 2021, 2022 and 2023. These values have been omitted from the chart above for ease of readability.

Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our PEO and non-PEO NEOs in 2023 to our performance were:
•Revenue;
•Adjusted EBITDA;
•Adjusted EBITDA Growth Rate; and
	•Relative Total Shareholder Return.
Total Shareholder Return Amount	$ 89.41	65.23	74.72	47.09
Peer Group Total Shareholder Return Amount	91.86	94.77	139.98	144.89
Net Income (Loss)	$ 18,800,000	$ (47,900,000)	$ (42,600,000)	$ (22,500,000)
Company Selected Measure Amount	486.8	316.4	216.1	208.5
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted EBITDA Growth Rate
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return
Nikhil Lalwani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,078,353	$ 5,112,087	$ 6,541,060	$ 3,715,036
PEO Actually Paid Compensation Amount	$ 15,160,494	$ 4,452,988	$ 10,473,389	$ 3,830,533
PEO Name	Nikhil Lalwani	Nikhil Lalwani	Nikhil Lalwani	Nikhil Lalwani
Arthur Przybyl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 857,814
PEO Actually Paid Compensation Amount				$ (2,920,400)
PEO Name				Arthur Przybyl
Patrick Walsh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 962,213
PEO Actually Paid Compensation Amount				$ 627,223
PEO Name				Patrick Walsh
PEO | Nikhil Lalwani [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,756,142)	$ (3,806,102)	$ (4,369,205)	$ (3,305,805)
PEO | Nikhil Lalwani [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,659,248	5,366,964	6,289,690	3,421,302
PEO | Nikhil Lalwani [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Nikhil Lalwani [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,071,536	(1,231,665)	2,092,579	0
PEO | Nikhil Lalwani [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,107,499	(988,296)	(80,735)	0
PEO | Nikhil Lalwani [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Arthur Przybyl [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Arthur Przybyl [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Arthur Przybyl [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Arthur Przybyl [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Arthur Przybyl [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,778,214)
PEO | Arthur Przybyl [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Walsh [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(679,308)
PEO | Patrick Walsh [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				268,765
PEO | Patrick Walsh [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				205,508
PEO | Patrick Walsh [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Walsh [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(129,955)
PEO | Patrick Walsh [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,151,185)	(881,234)	(1,147,142)	(1,637,904)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,731,772	1,242,624	1,739,550	1,007,514
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	543,087	(256,115)	295,425	(785,997)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,018	(251,073)	31,305	(323,811)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0